Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 733,896
Prepaid expenses and other current assets	61
Total current assets	733,957
Non-current assets
Vessels under construction	371,692
Other assets	35
Total non-current assets	371,727
Total assets	1,105,684
Current liabilities
Accounts payable and accrued expenses	1,472
Total current liabilities	1,472
Non-current liabilites
Total liabilities	1,472
Shareholders' equity
Common stock, $0.01 par value per share; authorized 450,000,000 shares; 133,403,931 shares issued and outstanding shares as of December 31, 2013	1,334
Paid-in capital	1,109,185
Deficit accumulated during the development stage	(6,307)
Total shareholders' equity	1,104,212
Total liabilities and shareholders' equity	$ 1,105,684